Fair value estimate - Changes in assets and liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Changes in financial assets
Financial assets at beginning of period	$ 88,190
Financial assets at end of period	91,713
Changes in financial liabilities
Financial liabilities at beginning of period	43,358
Financial liabilities at end of period	52,720
Level 3 | Fair value measurement
Changes in financial assets
Financial assets at beginning of period	295
Gain and losses recognized in income statement	36
Translation adjustments	(25)
Settlements, fair value measurement, assets	(282)
Financial assets at end of period	24
Changes in financial liabilities
Financial liabilities at beginning of period	178
Gain and losses recognized in income statement	(33)
Settlements, fair value measurement, liabilities	(7)
Settlements	(18)
Financial liabilities at end of period	$ 120